Cash flow information (Tables)	6 Months Ended
Jun. 30, 2024
Cash flow information
Summary of cash used in operation

	For the six months
	ended June 30,
	2023	2024
	RMB’000	RMB’000
Loss before income tax	(445,791)	(369,544)
Adjustments for:
Depreciation of property, plant and equipment	313	762
Amortization of intangible assets and other non-current assets	3,343	4,501
Depreciation of right-of-use assets	4,118	3,526
Impairment loss, net of reversal
—Financial assets and other items under ECL model	(3,121)	1,719
—Other financial assets	—	(1,797)
Reversal of inventory impairment loss	—	(2,425)
Property, plant and equipment written off	—	15
Fair value changes of convertible instruments	—	7,797
Fair value changes of financial instruments at fair value through profit or loss	(15,131)	65,562
Non-cash employee benefits expense—share based payments	249,188	123,257
Investment income	—	(12,454)
Interest income	(1,608)	(1,823)
Interest expense	14,303	25,182
Increase in trade receivables and contract assets	(45,149)	(42,773)
(Increase)/decrease in inventories	(3,527)	5,434
Decrease in prepayments, other receivables and other assets	49,601	54,335
Increase/(decrease) in trade and other payables	93,145	(2,944)
Decrease in contract liabilities	(1,459)	(45,625)
Cash used in operations	(101,775)	(187,295)